Financial Risks - Schedule of Credit Risk Concentration - Government Bonds (Detail) - Government bonds per country of risk [member] - Credit risk [member] - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022
United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	€ 6,694	€ 7,290
Netherlands government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	2
United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	307	292
Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	10	3
Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	4	3
France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	36	29
Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	24	22
Indonesia government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	71	82
Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	1	1
Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	153	152
Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	58	277
Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	610	638
Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	7,969	8,790
Americas [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		6,632	7,209
Americas [member] | Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		20	18
Americas [member] | Indonesia government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		71	82
Americas [member] | Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		0
Americas [member] | Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		0
Americas [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		46	48
Americas [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		581	604
Americas [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		7,349	7,962
United Kingdom [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		289	275
United Kingdom [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		28	27
United Kingdom [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		21	21
United Kingdom [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		338	323
International [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		62	80
International [member] | Netherlands government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		2
International [member] | Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		10	3
International [member] | Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		4	3
International [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		8	2
International [member] | Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		4	4
International [member] | Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1	1
International [member] | Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		153	152
International [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		13	229
International [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		8	13
International [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		265	488
Asset management [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		17	17
Asset management [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		€ 17	€ 17

[1]	Includes investments of Holding and other activities.